BUSINESS COMBINATIONS AND TRANSACTIONS - Schedule of Assets and Liabilities Acquired (Details) - USD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2022	Dec. 31, 2021	Jul. 29, 2021
Business Acquisition [Line Items]
Goodwill	$ 487,524	$ 511,333
Legacy Dole
Business Acquisition [Line Items]
Current assets, less inventory and cash acquired	617,552	611,526
Inventory	256,979	257,201
Property, plant and equipment	1,262,914	1,265,303
Intangible assets	310,659	310,659	$ 310,700
Other assets	423,855	427,153
Goodwill	273,274	274,048	$ 273,300
Current liabilities, less current portion of debt	(664,464)	(662,590)
Debt	(1,392,343)	(1,392,176)
Other liabilities	(618,495)	(621,193)
Assets and liabilities acquired	469,931	469,931
Noncontrolling interests assumed	(9,618)	(9,618)
Net assets and liabilities acquired	460,313	$ 460,313
Current assets, less inventory and cash acquired, measurement period adjustments	6,026
Inventory, measurement period adjustments	(222)
Property, plant and equipment, measurement period adjustments	(2,389)
Other assets, measurement period adjustments	(3,298)
Goodwill, measurement period adjustments	(774)
Current liabilities, current portion of debt, measurement period adjustments	(1,874)
Debt, measurement period adjustments	(167)
Other liabilities, measurement period adjustments	2,698
Assets and liabilities acquired, measurement period adjustments	$ 0